Supplement dated March 17, 2006 to the following Prospectuses dated April 29, 2005:
      RiverSource AccessChoice Select(SM) Variable Annuity 273416 E (8/05)
        RiverSource Endeavor Select(SM) Variable Annuity 273417 E (8/05)

At a regular meeting of the RiverSource(SM) Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the merger of the RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund was approved. The merger took place on March 17, 2006. The RiverSource Variable Portfolio - New Dimensions Fund(R) is no longer available as an investment option under these contracts.

The RiverSource Variable Portfolio - Large Cap Equity Fund is added as an investment option under the contract and the prospectus for the contract is modified as follows:

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

Total annual operating expenses for RiverSource Variable Portfolio - Large Cap Equity Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                   Gross total
                                                            Management                    Other       annual
Fund Name                                                      fees        12b-1 fees   expenses     expenses
RiverSource Variable Portfolio - Large Cap Equity Fund           .56%(2)      .13%        .14%        .83%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by .02%.

The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

-------------------------------------- ------------------------------------------ --------------------------------
Fund Name                              Investment Objective and Policies          Investment Adviser
-------------------------------------- ------------------------------------------ --------------------------------
-------------------------------------- ------------------------------------------ --------------------------------
RiverSource Variable Portfolio -       Capital appreciation. Under normal         RiverSource Investments, LLC
Large Cap Equity Fund                  market conditions, the Fund invests at
                                       least 80% of its net assets in equity
                                       securities of companies with market
                                       capitalization greater than $5 billion at
                                       the time of purchase.
-------------------------------------- ------------------------------------------ --------------------------------

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR THE PRODUCT

273416-3 A (3/06)
* Valid until next prospectus update.
Destroy May 1, 2006